CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
REVENUES:
Government contract revenue	$ 886,572	$ 762,417
Total revenues	886,572	762,417
OPERATING EXPENSES
Professional fees	2,259,096	1,572,196
Payroll and related	2,083,297	2,275,959
General and administrative	929,013	907,115
Total operating expenses	5,271,406	4,755,270
OPERATING LOSS	(4,384,834)	(3,992,853)
OTHER (INCOME) EXPENSE
Loss on debt conversion	0	2,753,989
Other income	0	(219,624)
Interest and other debt expenses	573,782	452,276
Total other expenses	573,782	2,986,641
NET LOSS BEFORE NONCONTROLLING INTERESTS	(4,958,616)	(6,979,494)
LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(86,287)	(182,337)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (4,872,329)	$ (6,797,157)
Basic and diluted net loss per share available to common stockholders (Note 1)	$ (.66)	$ (1.22)
Weighted average number of common shares outstanding - basic and diluted (Note 1)	7,393,695	5,594,447